Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounts Receivable
Schedule of Mobile Energy Group (formerly Wecast Services) business accounts receivable

	September 30,	December 31,
	2019	2018
Accounts receivable, gross	$2,941,348	$19,370,665
Less: allowance for doubtful accounts	(103)	—
Accounts receivable, net	$2,941,245	$19,370,665

	December 31,	December 31,
	2018	2017
Accounts receivable, gross	$19,370,665	$26,965,731
Less: allowance for doubtful accounts	—	(3,646)
Accounts receivable, net	$19,370,665	$26,962,085

Schedule of aging of accounts receivable

	September 30,	December 31,
	2019	2018
Within 90 days	$2,941,245	$1,219,526
91-180 days	—	633
181-365 days	—	12,385,193
More than 1 year	—	5,765,313
Total	$2,941,245	$19,370,665

	December 31,	December 31,
	2018	2017
Balance at the beginning of the year	$3,646	$2,828,796
Additions charged to bad debt expense	—	145,512
Write-off of bad debt allowance	—	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$—	$3,646